Lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASE

NOTE 10 – LEASE

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the years ended December 31, 2022, 2021 and 2020 was $421,585, $283,168 and $122,699, respectively.

The Company’s operating leases primarily include leases for office space and manufacturing facilities. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheet. Total lease expense amounted to $306,824, which included $35,154 of interest, $271,185 of amortization expense of ROU assets and short-term lease expense of $114,761. Total cash paid for operating leases amounted to $294,115 for the year ended December 31, 2022. Supplemental balance sheet information related to operating leases is as follows:

December 31, 2022
Right-of-use assets	$424,999

Operating lease liabilities – current	$277,036
Operating lease liabilities - non-current	158,650
Total operating lease liabilities	$435,686

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.73
Weighted average discount rate	7.42%

The following is a schedule of maturities of lease liabilities as of December 31, 2022:

2023	$295,403
2024	164,903
Total lease payments	460,306
Less: imputed interest	24,620
Present value of lease liabilities	$435,686